CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 70.6%
Basic Materials - 0.8%
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	2,300,000	2,415,615
Sherwin-Williams Co. (The), 4.50%, 6/1/47	1,358,000	1,449,113
		3,864,728

Communications - 5.3%
AT&T, Inc.:
4.75%, 5/15/46	1,355,000	1,426,867
4.90%, 6/15/42	1,500,000	1,591,025
5.15%, 3/15/42	1,395,000	1,526,136
CBS Corp.:
2.90%, 1/15/27	1,575,000	1,528,797
4.90%, 8/15/44	1,825,000	1,940,431
Comcast Corp.:
4.25%, 1/15/33	1,400,000	1,568,884
4.70%, 10/15/48 (1)	1,257,000	1,475,135
NBCUniversal Media LLC, 4.45%, 1/15/43	2,800,000	3,074,134
Symantec Corp., 5.00%, 4/15/25 (2)	2,500,000	2,563,958
Verizon Communications, Inc.:
3.618%, (3 mo. USD LIBOR + 1.10%), 5/15/25 (3)	267,000	270,655
3.875%, 2/8/29	1,000,000	1,073,007
4.329%, 9/21/28	2,603,000	2,880,921
4.862%, 8/21/46	5,650,000	6,585,085
		27,505,035

Consumer, Cyclical - 8.7%
American Airlines Group, Inc., 5.50%, 10/1/19 (2)	1,750,000	1,766,625
American Airlines Pass-Through Trust:
4.40%, 3/22/25	1,529,311	1,573,432
5.25%, 7/15/25	1,377,095	1,454,831
5.60%, 1/15/22 (2)	992,329	1,010,538
Aptiv plc, 5.40%, 3/15/49	893,000	942,129
Azul Investments LLP, 5.875%, 10/26/24 (1)(2)	620,000	613,025
Best Buy Co., Inc., 4.45%, 10/1/28	3,624,000	3,831,465
Ford Motor Credit Co. LLC, 2.979%, 8/3/22	15,500,000	15,336,227
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	1,152,631	1,169,575
Nordstrom, Inc., 5.00%, 1/15/44	3,300,000	3,080,975
Tapestry, Inc., 4.125%, 7/15/27	6,535,000	6,574,640
Virgin Australia Pass-Through Trust, 6.00%, 4/23/22 (2)	386,379	392,619
WestJet Airlines Ltd., 3.50%, 6/16/21 (2)	3,100,000	3,117,578
Whirlpool Corp., 4.50%, 6/1/46	600,000	572,747
Wyndham Destinations, Inc.:
5.40%, 4/1/24	1,361,000	1,432,371

5.75%, 4/1/27	2,085,000	2,184,037
		45,052,814

Consumer, Non-cyclical - 5.6%
AbbVie, Inc., 4.30%, 5/14/36	1,445,000	1,452,354
Amgen, Inc., 4.663%, 6/15/51	1,736,000	1,902,260
Becton Dickinson and Co., 3.363%, 6/6/24	1,378,000	1,423,789
CVS Health Corp.:
3.875%, 7/20/25	1,594,000	1,665,853
4.10%, 3/25/25	1,022,000	1,078,040
4.30%, 3/25/28 (1)	3,213,000	3,389,167
5.05%, 3/25/48	3,350,000	3,568,425
CVS Pass-Through Trust, 6.036%, 12/10/28	2,358,210	2,640,739
Grupo Bimbo SAB de CV:
4.50%, 1/25/22 (2)	2,000,000	2,071,185
4.875%, 6/27/44 (2)	1,250,000	1,315,108
Kaiser Foundation Hospitals, 3.15%, 5/1/27	941,000	970,626
Kraft Heinz Foods Co.:
3.00%, 6/1/26 (1)	1,250,000	1,216,964
4.375%, 6/1/46	1,250,000	1,188,456
5.20%, 7/15/45	1,500,000	1,573,834
MEDNAX, Inc., 5.25%, 12/1/23 (2)	1,625,000	1,608,750
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (2)	1,632,000	1,716,986
		28,782,536

Energy - 2.8%
National Oilwell Varco, Inc., 3.95%, 12/1/42	2,400,000	2,081,851
Oceaneering International, Inc., 4.65%, 11/15/24	5,326,000	5,246,110
Pattern Energy Group, Inc., 5.875%, 2/1/24 (2)	1,450,000	1,479,000
TerraForm Power Operating LLC:
5.00%, 1/31/28 (2)	3,100,000	3,123,250
6.625%, 6/15/25 (2)	2,331,000	2,456,291
		14,386,502

Financial - 30.9%
Ally Financial, Inc., 4.125%, 3/30/20	6,820,000	6,902,999
American Financial Group, Inc., 3.50%, 8/15/26	1,760,000	1,771,422
Athene Holding Ltd., 4.125%, 1/12/28	2,776,000	2,799,989
Banco Mercantil Del Norte SA, 7.625% to 1/10/28 (2)(4)(5)	495,000	508,613
Banco Santander Mexico, 5.95% to 10/1/23, 10/1/28 (2)(5)	1,935,000	2,051,119
Banco Santander SA, 3.80%, 2/23/28	2,460,000	2,514,139
Bank of America Corp.:
3.593% to 7/21/27, 7/21/28 (5)	5,745,000	5,992,139
3.824% to 1/20/27, 1/20/28 (5)	8,820,000	9,340,437
3.974% to 2/7/29, 2/7/30 (5)	1,262,000	1,352,657
5.875% to 3/15/28 (1)(4)(5)	4,450,000	4,648,915
6.10% to 3/17/25 (4)(5)	1,150,000	1,242,822
Bank of Montreal, 3.803% to 12/15/27, 12/15/32 (5)	2,123,000	2,154,866
BBVA Bancomer SA, 5.125% to 1/17/28, 1/18/33 (2)(5)	3,800,000	3,670,800
Brown & Brown, Inc., 4.50%, 3/15/29	3,625,000	3,809,331

Capital One Financial Corp., 3.75%, 7/28/26	8,500,000	8,654,063
CBL & Associates LP, 5.25%, 12/1/23 (1)	2,388,000	1,731,300
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27 (1)(4)(5)	1,750,000	1,743,910
Citigroup, Inc.:
3.668% to 7/24/27, 7/24/28 (5)	2,670,000	2,787,425
3.887% to 1/10/27, 1/10/28 (5)	7,525,000	7,964,086
4.075% to 4/23/28, 4/23/29 (5)	2,425,000	2,605,390
4.125%, 7/25/28	1,530,000	1,617,823
4.60%, 3/9/26	3,750,000	4,059,120
6.25% to 8/15/26 (1)(4)(5)	2,750,000	3,022,649
Citizens Financial Group, Inc.:
4.15%, 9/28/22 (2)	496,000	512,831
4.30%, 12/3/25	1,500,000	1,587,388
Credit Acceptance Corp.:
6.125%, 2/15/21	2,072,000	2,075,885
7.375%, 3/15/23	1,040,000	1,082,900
Crown Castle International Corp.:
3.65%, 9/1/27	1,365,000	1,406,298
4.45%, 2/15/26	1,375,000	1,483,793
4.75%, 5/15/47	1,615,000	1,741,345
DDR Corp., 3.625%, 2/1/25	3,000,000	3,036,206
Digital Realty Trust LP, 4.75%, 10/1/25	2,000,000	2,192,461
Discover Bank:
3.45%, 7/27/26	2,745,000	2,793,937
4.682% to 8/9/23, 8/9/28 (5)	4,601,000	4,771,973
7.00%, 4/15/20	2,500,000	2,585,618
Goldman Sachs Group, Inc. (The):
2.905% to 7/24/22, 7/24/23 (5)	2,113,000	2,133,824
2.908% to 6/5/22, 6/5/23 (5)	5,230,000	5,288,939
3.688%, (3 mo. USD LIBOR + 1.17%), 5/15/26 (3)	1,249,000	1,232,569
3.691% to 6/5/27, 6/5/28 (5)	3,695,000	3,819,089
JPMorgan Chase & Co., 4.203% to 7/23/28, 7/23/29 (5)	2,600,000	2,843,615
Lazard Group LLC, 4.50%, 9/19/28	2,337,000	2,489,866
MetLife, Inc.:
4.05%, 3/1/45	900,000	967,324
5.70%, 6/15/35	1,000,000	1,282,570
Morgan Stanley:
3.591% to 7/22/27, 7/22/28 (5)	5,550,000	5,780,977
4.00%, 7/23/25	1,515,000	1,623,095
Nationwide Building Society, 4.00%, 9/14/26 (2)	2,435,000	2,436,554
Prudential Financial, Inc., 4.60%, 5/15/44	1,000,000	1,151,764
Radian Group, Inc., 4.875%, 3/15/27	2,135,000	2,153,681
SBA Tower Trust, 2.877%, 7/15/46 (2)	1,600,000	1,604,740
Synchrony Financial:
3.95%, 12/1/27 (1)	1,128,000	1,127,224
4.25%, 8/15/24	5,164,000	5,381,476
4.50%, 7/23/25	2,527,000	2,653,563
Synovus Financial Corp.:
3.125%, 11/1/22	2,262,000	2,274,984
5.90% to 2/7/24, 2/7/29 (5)	1,589,000	1,648,587

UniCredit SpA, 5.861% to 6/19/27, 6/19/32 (2)(5)	1,300,000	1,246,170
WP Carey, Inc., 3.85%, 7/15/29	1,632,000	1,654,618
		159,011,878

Industrial - 7.6%
AP Moller - Maersk A/S, 4.50%, 6/20/29 (2)	2,625,000	2,672,890
Jabil, Inc.:
3.95%, 1/12/28	4,970,000	4,887,647
4.70%, 9/15/22	2,073,000	2,169,291
Johnson Controls International plc, 4.625%, 7/2/44	2,275,000	2,336,536
JSL Europe SA, 7.75%, 7/26/24 (2)	3,300,000	3,374,250
Nvent Finance S.a.r.l.:
3.95%, 4/15/23	1,094,000	1,109,682
4.55%, 4/15/28 (1)	4,250,000	4,319,910
Owens Corning:
3.40%, 8/15/26	2,300,000	2,241,072
4.30%, 7/15/47 (1)	2,093,000	1,773,609
4.40%, 1/30/48	1,540,000	1,307,391
SMBC Aviation Capital Finance DAC, 3.00%, 7/15/22 (2)	1,011,000	1,023,746
Trimble, Inc., 4.90%, 6/15/28 (1)	1,238,000	1,326,923
Valmont Industries, Inc., 5.00%, 10/1/44	4,100,000	4,115,161
Wabtec Corp.:
4.40%, 3/15/24	2,500,000	2,647,370
4.95%, 9/15/28 (1)	3,800,000	4,075,927
		39,381,405

Technology - 5.5%
Dell International LLC / EMC Corp.:
4.42%, 6/15/21 (2)	3,279,000	3,377,950
8.35%, 7/15/46 (2)	435,000	550,414
DXC Technology Co., 4.75%, 4/15/27 (1)	5,550,000	5,907,254
Marvell Technology Group Ltd., 4.875%, 6/22/28	3,683,000	3,905,955
Microchip Technology, Inc., 4.333%, 6/1/23	3,264,000	3,400,889
NXP BV / NXP Funding LLC, 4.625%, 6/15/22 (2)	955,000	1,002,750
Seagate HDD Cayman, 5.75%, 12/1/34	6,850,000	6,741,244
Western Digital Corp., 4.75%, 2/15/26 (1)	3,284,000	3,229,978
		28,116,434

Utilities - 3.4%
Avangrid, Inc.:
3.15%, 12/1/24	2,619,000	2,671,045
3.80%, 6/1/29	4,935,000	5,171,499
NextEra Energy Operating Partners LP:
4.25%, 9/15/24 (2)	1,500,000	1,513,575
4.50%, 9/15/27 (2)	5,300,000	5,253,625
Terraform Global Operating LLC, 6.125%, 3/1/26 (2)	2,795,000	2,815,962
		17,425,706

Total Corporate Bonds (Cost $350,476,365)		363,527,038

ASSET-BACKED SECURITIES - 10.9%
AASET US Ltd., Series 2018-1A, Class C, 6.413%, 1/16/38 (2)	711,870	713,516
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (2)	2,989,000	3,063,070
Conn’s Receivables Funding LLC:
Series 2017-B, Class B, 4.52%, 4/15/21 (2)	601,751	603,132
Series 2018-A, Class B, 4.65%, 1/15/23 (2)	720,087	725,374
Series 2019-A, Class B, 4.36%, 10/16/23 (2)	2,240,000	2,255,816
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (2)	2,702,000	2,801,874
Series 2016-1A, Class A2, 6.125%, 7/20/46 (2)	3,549,625	3,748,915
Element Rail Leasing I LLC, Series 2014-1A, Class B1, 4.406%, 4/19/44 (2)	2,783,000	2,913,351
ExteNet LLC:
Series 2019-1A, Class B, 4.14%, 7/26/49 (2)	720,000	721,510
Series 2019-1A, Class C, 5.219%, 7/26/49 (2)	2,160,000	2,164,556
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (2)	671,300	691,422
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (2)	1,406,300	1,470,610
Hardee’s Funding LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48 (2)	1,994,925	2,037,896
Horizon Aircraft Finance II Ltd., Series 2019-1, Class B, 4.703%, 7/15/39 (2)	1,785,000	1,784,940
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (2)	725,000	753,501
Invitation Homes Trust:
Series 2017-SFR2, Class D, 4.194%, (1 mo. USD LIBOR + 1.80%), 12/17/36 (2)(3)	1,647,000	1,651,111
Series 2018-SFR1, Class D, 3.844%, (1 mo. USD LIBOR + 1.45%), 3/17/37 (2)(3)	500,000	498,184
Jack In The Box Funding LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49 (2)	2,125,000	2,125,000
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/5/48 (2)	4,714,375	4,955,683
Prosper Marketplace Issuance Trust, Series 2017-3A, Class B, 3.36%, 11/15/23 (2)	1,914,267	1,914,843
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (2)	446,876	446,508
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (2)	715,366	755,123
Series 2014-1, Class A, 4.59%, 4/20/44 (2)	336,160	343,577
Series 2014-2, Class A, 4.02%, 7/20/44 (2)	1,147,527	1,157,458
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44 (2)	6,333,817	6,599,445
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (2)	1,655,560	1,656,735
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32 (2)(6)	4,863,856	5,028,201
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.072%, 2/16/43 (2)	1,237,280	1,272,287
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (2)	1,350,000	1,352,632

Total Asset-Backed Securities (Cost $54,693,339)		56,206,270

U.S. TREASURY OBLIGATIONS - 4.5%
U.S. Treasury Bonds:
3.00%, 8/15/48	1,150,000	1,259,542
3.375%, 11/15/48	3,975,000	4,673,343
U.S. Treasury Inflation-Protected Notes, 0.75%, 7/15/28 (7)	9,847,892	10,265,854
U.S. Treasury Notes:
2.125%, 5/31/21	5,415,000	5,450,853

2.375%, 5/15/29 (1)	1,393,000	1,438,898

Total U.S. Treasury Obligations (Cost $22,451,027)		23,088,490

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.9%
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (2)	2,200,000	2,179,787
Series 2014-DSTY, Class C, 3.931%, 6/10/27 (2)(8)	1,120,000	1,041,432
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 4.494%, (1 mo. USD LIBOR + 2.10%), 5/15/36 (2)(3)	7,070,000	7,083,379
Series 2019-BPR, Class C, 5.444%, (1 mo. USD LIBOR + 3.05%), 5/15/36 (2)(3)	3,045,000	3,054,312
Motel 6 Trust:
Series 2017-MTL6, Class D, 4.544%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (2)(3)	1,624,936	1,634,701
Series 2017-MTL6, Class E, 5.644%, (1 mo. USD LIBOR + 3.25%), 8/15/34 (2)(3)	1,761,448	1,776,933
RETL Trust, Series 2019-RVP, Class B, 3.944%, (1 mo. USD LIBOR + 1.55%), 3/15/36 (2)(3)	3,400,000	3,412,739

Total Commercial Mortgage-Backed Securities (Cost $20,288,596)		20,183,283

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 2.0%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.704%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (2)(3)	64,790	64,952
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 4.904%, (1 mo. USD LIBOR + 2.50%), 3/25/30 (3)	1,109,000	1,134,921
Series 2019-DNA2, Class M2, 4.854%, (1 mo. USD LIBOR + 2.45%), 3/25/49 (2)(3)	3,775,000	3,846,719
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 5.004%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (3)	1,898,721	1,986,973
Series 2017-C06, Class 1M2, 5.054%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (3)	840,000	862,769
Toorak Mortgage Corp. Ltd., Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21 (2)(6)	2,320,000	2,344,645

Total Collateralized Mortgage-Backed Obligations (Cost $10,021,802)		10,240,979

SOVEREIGN GOVERNMENT BONDS - 0.3%
Nacional Financiera SNC, 3.375%, 11/5/20 (2)	1,400,000	1,406,664

Total Sovereign Government Bonds (Cost $1,399,288)		1,406,664

FLOATING RATE LOANS (9) - 4.0%
Building and Development - 0.2%
DTZ U.S. Borrower, LLC, Term Loan, 5.652%, (1 mo. USD LIBOR + 3.25%), 8/21/25	1,265,438	1,263,375

Business Equipment and Services - 0.7%
Change Healthcare Holdings, LLC, Term Loan, 5.152%, (1 mo. USD LIBOR + 2.75%), 3/1/24	2,101,334	2,087,763
First Data Corporation, Term Loan, 4.404%, (1 mo. USD LIBOR + 2.00%), 7/8/22	1,250,230	1,250,232
		3,337,995

Cable and Satellite Television - 0.4%
UPC Financing Partnership, Term Loan, 4.894%, (1 mo. USD LIBOR + 2.50%), 1/15/26	849,570	849,389

Ziggo Secured Finance Partnership, Term Loan, 4.894%, (1 mo. USD LIBOR + 2.50%), 4/15/25	1,020,000	1,000,945
		1,850,334

Cosmetics/Toiletries - 0.1%
Prestige Brands, Inc., Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 1/26/24	292,184	290,979

Drugs - 0.4%
Jaguar Holding Company II, Term Loan, 4.902%, (1 mo. USD LIBOR + 2.50%), 8/18/22	1,895,321	1,886,184

Electronics/Electrical - 1.0%
Go Daddy Operating Company, LLC, Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 2/15/24	292,794	293,134
Infor (US), Inc., Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), 2/1/22	1,893,492	1,889,349
MA FinanceCo., LLC, Term Loan, 4.902%, (1 mo. USD LIBOR + 2.50%), 6/21/24	203,063	199,509
Seattle Spinco, Inc., Term Loan, 4.902%, (1 mo. USD LIBOR + 2.50%), 6/21/24	1,371,336	1,347,338
SolarWinds Holdings, Inc., Term Loan, 5.152%, (1 mo. USD LIBOR + 2.75%), 2/5/24	467,626	465,677
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.652%, (1 mo. USD LIBOR + 2.25%), 4/16/25	467,547	466,281
SS&C Technologies, Inc., Term Loan, 4.652%, (1 mo. USD LIBOR + 2.25%), 4/16/25	695,151	693,269
		5,354,557

Equipment Leasing - 0.2%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 4.133%, (1 mo. USD LIBOR + 1.75%), 1/15/25	1,163,736	1,163,332

Financial - 0.0% (10)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (11)(12)(13)	3,077,944	48,551

Industrial Equipment - 0.1%
Rexnord, LLC, Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 8/21/24	280,938	280,996

Insurance - 0.3%
Asurion, LLC, Term Loan, 5.402%, (1 mo. USD LIBOR + 3.00%), 11/3/23	1,672,504	1,671,040

Leisure Goods/Activities/Movies - 0.1%
Bombardier Recreational Products, Inc., Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), 5/23/25	397,995	393,020

Lodging and Casinos - 0.1%
ESH Hospitality, Inc., Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 8/30/23	417,900	417,160

Telecommunications - 0.4%
Level 3 Financing, Inc., Term Loan, 4.652%, (1 mo. USD LIBOR + 2.25%), 2/22/24	610,000	605,743
Sprint Communications, Inc., Term Loan, 4.938%, (1 mo. USD LIBOR + 2.50%), 2/2/24	1,722,380	1,699,415
		2,305,158

Total Floating Rate Loans (Cost $23,361,167)		20,262,681

CONVERTIBLE BONDS - 0.7%
Technology - 0.7%
Rovi Corp., 0.50%, 3/1/20	3,763,000	3,678,521

Total Convertible Bonds (Cost $3,668,925)		3,678,521

COMMERCIAL PAPER - 1.9%
CNH Industrial Capital, LLC, 2.692%, 7/8/19 (2)(14)	5,000,000	4,997,423
Ford Motor Credit Co., LLC, 3.183%, 10/7/19 (2)(14)	5,000,000	4,958,029

Total Commercial Paper (Cost $9,955,229)		9,955,452

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%	5,127,258	5,127,258

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $5,127,258)		5,127,258

TOTAL INVESTMENTS (Cost $501,442,996) - 99.8%		513,676,636
Other assets and liabilities, net - 0.2%		1,170,487
NET ASSETS - 100.0%		514,847,123

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $27,096,336 and the total market value of the collateral received by the Fund was $27,883,705, comprised of cash of $5,127,258 and U.S. Government and/or agencies securities of $22,756,447.

(2) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $150,858,887, which represents 29.3% of the net assets of the Fund as of June 30, 2019.

(3) Variable rate security. The stated interest rate represents the rate in effect at June 30, 2019.
(4) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5) Security converts to floating rate after the indicated fixed-rate coupon period.
(6) Step coupon security. The interest rate disclosed is that which is in effect on June 30, 2019.
(7) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(8) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2019.
(9) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2019. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(10) Amount is less than 0.05%.
(11) For fair value measurement disclosure purposes, security is categorized as Level 3.
(12) Restricted security. Total market value of restricted securities amounts to $48,551, which represents less than 0.05% of the net assets of the Fund as of June 30, 2019.
(13) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(14) Security is exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At June 30, 2019, the aggregate value of these securities is $9,955,452, representing 1.9% of the Fund's net assets.

Abbreviations:
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	160	9/30/19	$34,428,750	$14,889
U.S. Ultra-Long Treasury Bond	250	9/19/19	44,390,625	1,380,380
Total Long				$1,395,269
Short:
U.S. 5-Year Treasury Note	(73)	9/30/19	($8,625,406)	($107,915)
U.S. Ultra 10-Year Treasury Note	(276)	9/19/19	(38,122,500)	(804,776)
Total Short				($912,691)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan 0.00%, 6/1/10	5/26/05-6/13/07	3,077,944

At June 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended June 30, 2019, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At June 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $1,395,269 and $912,691, respectively.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$363,527,038	$—	$363,527,038
Asset-Backed Securities	—	56,206,270	—	56,206,270
U.S. Treasury Obligations	—	23,088,490	—	23,088,490
Commercial Mortgage-Backed Securities	—	20,183,283	—	20,183,283
Collateralized Mortgage-Backed Obligations	—	10,240,979	—	10,240,979
Sovereign Government Bonds	—	1,406,664	—	1,406,664
Floating Rate Loans	—	20,214,130	48,551	20,262,681
Convertible Bonds	—	3,678,521	—	3,678,521
Commercial Paper	—	9,955,452	—	9,955,452
Short Term Investment of Cash Collateral for Securities Loaned	5,127,258	—	—	5,127,258
Total Investments	$5,127,258	$508,500,827	$48,551	$513,676,636
Futures Contracts	$1,395,269	$—	$—	$1,395,269
Total	$6,522,527	$508,500,827	$48,551	$515,071,905

Liabilities
Futures Contracts	$(912,691)	$—	$—	$(912,691)
(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.